Basic and diluted loss per share - Summary of Earnings Per Share (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic And Diluted Earnings Per Share1 [Abstract]
Net Loss	€ (134,221,527)	€ (100,875,068)	€ (76,332,557)
Weighted average number of ordinary shares outstanding	54,020,549	38,391,654	33,585,976
Basic loss per share	€ (2.48)	€ (2.63)	€ (2.27)
Diluted loss per share	€ (2.48)	€ (2.63)	€ (2.27)